Premiums and Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Premiums and Accounts Receivable
Schedule of receivables, net of an allowance for uncollectible items

	As of December 31,
	2012	2011
Insurance premiums receivable	$1,737	$2,094
Other receivables	209	248
Total (1)	$1,946	$2,342

(1)  For the years ended December 31, 2012 and 2011, the Company did not have any allowances for uncollectible items.